Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.9%)
U.S. Government Securities (5.3%)
	United States Treasury Note/Bond	1.125%	1/15/25	21,000	20,045
	United States Treasury Note/Bond	0.750%	5/31/26	4,000	3,661
	United States Treasury Note/Bond	0.625%	7/31/26	2,200	1,995
	United States Treasury Note/Bond	1.875%	2/28/27	24,000	22,856
	United States Treasury Note/Bond	2.375%	3/31/29	4,500	4,338
[1]	United States Treasury Note/Bond	0.625%	5/15/30	130,000	108,733
	United States Treasury Note/Bond	0.625%	8/15/30	5,000	4,161
	United States Treasury Note/Bond	1.625%	5/15/31	15,000	13,484
	United States Treasury Note/Bond	1.250%	8/15/31	19,000	16,453
	United States Treasury Note/Bond	1.375%	11/15/31	10,000	8,733
	United States Treasury Note/Bond	1.875%	2/15/32	12,000	10,957
	United States Treasury Note/Bond	4.750%	2/15/37	22,500	27,510
	United States Treasury Note/Bond	4.375%	2/15/38	4,029	4,756
[1,2]	United States Treasury Note/Bond	1.125%	5/15/40	89,000	64,052
	United States Treasury Note/Bond	1.125%	8/15/40	79,390	56,863
	United States Treasury Note/Bond	1.375%	11/15/40	50,000	37,383
[2]	United States Treasury Note/Bond	2.250%	5/15/41	80,000	69,250
	United States Treasury Note/Bond	1.750%	8/15/41	45,500	36,030
	United States Treasury Note/Bond	3.750%	8/15/41	56,094	60,810
	United States Treasury Note/Bond	2.000%	11/15/41	74,000	61,223
	United States Treasury Note/Bond	2.375%	2/15/42	36,555	32,300
	United States Treasury Note/Bond	2.875%	5/15/43	4,000	3,789
	United States Treasury Note/Bond	3.000%	11/15/44	30,000	28,941
[1]	United States Treasury Note/Bond	3.000%	5/15/47	38,000	37,032
	United States Treasury Note/Bond	2.750%	8/15/47	68,500	63,940
	United States Treasury Note/Bond	2.000%	8/15/51	52,700	42,539
	United States Treasury Note/Bond	1.875%	11/15/51	54,555	42,757
	United States Treasury Note/Bond	2.250%	2/15/52	10,000	8,588
	United States Treasury Strip Principal	0.000%	2/15/48	15,000	6,813
					899,992
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	39,867
	Tennessee Valley Authority	4.250%	9/15/65	10,000	10,933
					50,800
Conventional Mortgage-Backed Securities (0.3%)
[3,4]	Fannie Mae Pool	2.120%	10/1/36	23,000	19,848
[3,4]	Fannie Mae Pool	2.320%	4/1/36	37,423	32,440
					52,288
Total U.S. Government and Agency Obligations (Cost $1,151,060)					1,003,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	21,675	17,964
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	29,170	24,698
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $52,327)					42,662
Corporate Bonds (79.3%)
Communications (5.5%)
	Activision Blizzard Inc.	2.500%	9/15/50	9,390	6,720
	Alphabet Inc.	1.900%	8/15/40	33,925	24,877
	Alphabet Inc.	2.050%	8/15/50	1,590	1,096
	Alphabet Inc.	2.250%	8/15/60	17,455	11,612
	America Movil SAB de CV	4.375%	4/22/49	39,405	37,781
	AT&T Inc.	3.500%	6/1/41	8,800	7,318
	AT&T Inc.	3.650%	6/1/51	13,690	11,085
	AT&T Inc.	3.300%	2/1/52	29,415	22,285
	AT&T Inc.	3.800%	12/1/57	3,697	2,967
[5]	Cable One Inc.	4.000%	11/15/30	265	228
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	170	162
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	440	393
[6]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	420	435
	Comcast Corp.	5.650%	6/15/35	30,896	34,339
	Comcast Corp.	6.500%	11/15/35	4,320	5,182
	Comcast Corp.	3.200%	7/15/36	16,810	14,635
	Comcast Corp.	3.900%	3/1/38	39,335	36,431
	Comcast Corp.	4.600%	10/15/38	19,518	19,560
	Comcast Corp.	3.250%	11/1/39	3,000	2,537
	Comcast Corp.	3.750%	4/1/40	17,100	15,408
	Comcast Corp.	4.500%	1/15/43	1,184	1,151
	Comcast Corp.	4.750%	3/1/44	5,045	5,049
	Comcast Corp.	3.400%	7/15/46	14,755	12,211
	Comcast Corp.	4.000%	8/15/47	18,875	17,033
	Comcast Corp.	3.969%	11/1/47	85,688	77,238
	Comcast Corp.	4.000%	3/1/48	12,025	10,908
	Comcast Corp.	4.700%	10/15/48	8,835	8,863
	Comcast Corp.	3.999%	11/1/49	30,176	27,183
	Comcast Corp.	3.450%	2/1/50	8,500	7,004
	Comcast Corp.	2.800%	1/15/51	7,000	5,143
[5]	Comcast Corp.	2.887%	11/1/51	36,933	27,266
	Comcast Corp.	2.450%	8/15/52	2,000	1,362
	Comcast Corp.	4.049%	11/1/52	19,394	17,461
[5]	Comcast Corp.	2.937%	11/1/56	114,849	82,489
	Comcast Corp.	4.950%	10/15/58	1,266	1,330
	Comcast Corp.	2.650%	8/15/62	6,000	3,963
[5]	Comcast Corp.	2.987%	11/1/63	118,190	83,649
[5]	CSC Holdings LLC	5.375%	2/1/28	245	227
[5]	CSC Holdings LLC	4.625%	12/1/30	266	203
[5]	CSC Holdings LLC	3.375%	2/15/31	105	82
[5]	Deutsche Telekom AG	3.625%	1/21/50	3,180	2,608
[5]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	160	151
[5]	DISH DBS Corp.	5.250%	12/1/26	140	129
	DISH DBS Corp.	5.125%	6/1/29	168	131
	Electronic Arts Inc.	2.950%	2/15/51	3,000	2,239
[5]	Expedia Group Inc.	6.250%	5/1/25	38	40
	Fox Corp.	5.476%	1/25/39	1,000	1,027
	Fox Corp.	5.576%	1/25/49	966	1,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Frontier Communications Holdings LLC	5.875%	10/15/27	45	43
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	215	196
[5]	Frontier Communications Holdings LLC	6.000%	1/15/30	315	274
[5]	Level 3 Financing Inc.	4.625%	9/15/27	213	191
[5]	Level 3 Financing Inc.	3.625%	1/15/29	115	94
[5]	Magallanes Inc.	4.279%	3/15/32	15,000	13,964
[5]	Magallanes Inc.	5.050%	3/15/42	2,450	2,233
[5]	Magallanes Inc.	5.141%	3/15/52	22,080	19,753
[5]	Magallanes Inc.	5.391%	3/15/62	10,460	9,313
	NBCUniversal Media LLC	4.450%	1/15/43	13,827	13,279
[5]	Netflix Inc.	3.625%	6/15/25	290	284
	Netflix Inc.	4.875%	4/15/28	1,150	1,129
	Netflix Inc.	5.875%	11/15/28	115	118
	Netflix Inc.	6.375%	5/15/29	850	903
[5]	News Corp.	3.875%	5/15/29	340	306
[5]	News Corp.	5.125%	2/15/32	105	101
[5]	Nexstar Media Inc.	5.625%	7/15/27	67	65
[5]	Nexstar Media Inc.	4.750%	11/1/28	130	118
	Paramount Global Inc.	4.950%	5/19/50	3,000	2,718
[5]	Sirius XM Radio Inc.	3.125%	9/1/26	45	42
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	99	96
[5]	Sirius XM Radio Inc.	4.000%	7/15/28	35	32
	Sprint Corp.	7.125%	6/15/24	345	363
	Sprint Corp.	7.625%	3/1/26	400	436
	Telefonica Emisiones SA	4.665%	3/6/38	950	886
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	1,888
	Telefonica Emisiones SA	4.895%	3/6/48	2,475	2,256
	Time Warner Cable LLC	6.550%	5/1/37	11,975	12,555
	T-Mobile USA Inc.	2.625%	2/15/29	1,542	1,334
	T-Mobile USA Inc.	3.375%	4/15/29	140	127
[5]	T-Mobile USA Inc.	3.375%	4/15/29	450	407
	T-Mobile USA Inc.	3.000%	2/15/41	3,430	2,618
	T-Mobile USA Inc.	3.300%	2/15/51	590	443
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,837	4,610
	TWDC Enterprises 18 Corp.	7.550%	7/15/93	2,512	2,682
[6]	Verizon Communications Inc.	1.875%	11/3/38	900	878
[7]	Vodafone Group plc	2.500%	5/24/39	700	666
	Vodafone Group plc	4.125%	6/4/81	1,175	1,015
[5]	VZ Secured Financing BV	5.000%	1/15/32	170	149
	Walt Disney Co.	6.200%	12/15/34	3,326	3,884
	Walt Disney Co.	6.400%	12/15/35	17,218	20,567
	Walt Disney Co.	6.650%	11/15/37	2,710	3,313
	Walt Disney Co.	4.625%	3/23/40	11,720	11,875
	Walt Disney Co.	3.500%	5/13/40	58,715	51,690
	Walt Disney Co.	4.750%	9/15/44	8,474	8,543
	Walt Disney Co.	2.750%	9/1/49	58,270	43,593
	Walt Disney Co.	3.600%	1/13/51	41,516	35,834
[5]	WMG Acquisition Corp.	3.750%	12/1/29	695	623
[5]	Zayo Group Holdings Inc.	4.000%	3/1/27	705	616
					931,297
Consumer Discretionary (6.2%)
[5]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	777	715
[5]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	203	186
	Alibaba Group Holding Ltd.	4.000%	12/6/37	31,000	26,957
	Alibaba Group Holding Ltd.	2.700%	2/9/41	5,942	4,189
	Alibaba Group Holding Ltd.	4.200%	12/6/47	14,873	12,545
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,792	2,652
	Alibaba Group Holding Ltd.	4.400%	12/6/57	13,080	11,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	3.600%	4/13/32	27,045	26,517
	Amazon.com Inc.	3.875%	8/22/37	55,000	53,577
	Amazon.com Inc.	2.875%	5/12/41	15,845	13,093
	Amazon.com Inc.	4.950%	12/5/44	6,000	6,554
	Amazon.com Inc.	4.050%	8/22/47	100,075	97,445
	Amazon.com Inc.	2.500%	6/3/50	28,720	21,247
	Amazon.com Inc.	3.100%	5/12/51	12,570	10,375
	Amazon.com Inc.	3.950%	4/13/52	5,625	5,389
	Amazon.com Inc.	4.250%	8/22/57	50,347	49,670
	Amazon.com Inc.	2.700%	6/3/60	22,830	16,330
	Amazon.com Inc.	3.250%	5/12/61	16,975	13,761
	Amazon.com Inc.	4.100%	4/13/62	54,535	52,038
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	250	232
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	115	102
[3]	American University	3.672%	4/1/49	2,563	2,259
	Asbury Automotive Group Inc.	4.500%	3/1/28	1,130	1,053
	Asbury Automotive Group Inc.	4.750%	3/1/30	145	130
[5]	Asbury Automotive Group Inc.	5.000%	2/15/32	45	40
[5]	Boyd Gaming Corp.	8.625%	6/1/25	80	84
	Boyd Gaming Corp.	4.750%	12/1/27	315	298
[5]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	18	18
	California Institute of Technology	3.650%	9/1/19	4,242	3,231
[5]	Carnival Corp.	5.750%	3/1/27	460	419
[5]	Carnival Corp.	4.000%	8/1/28	240	216
[5]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	595	598
[5]	Churchill Downs Inc.	5.500%	4/1/27	465	457
[5]	Churchill Downs Inc.	4.750%	1/15/28	288	270
[5]	Clarios Global LP	6.750%	5/15/25	31	32
[5]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	320	321
	Dana Inc.	4.500%	2/15/32	230	190
[3]	Duke University	2.682%	10/1/44	3,100	2,507
[3]	Duke University	2.832%	10/1/55	9,635	7,452
	Ford Foundation	2.815%	6/1/70	11,950	8,383
	Ford Motor Co.	3.250%	2/12/32	105	85
	Ford Motor Credit Co. LLC	3.087%	1/9/23	70	70
	Ford Motor Credit Co. LLC	3.375%	11/13/25	230	217
	Ford Motor Credit Co. LLC	2.700%	8/10/26	220	196
	Ford Motor Credit Co. LLC	3.815%	11/2/27	195	177
	Ford Motor Credit Co. LLC	2.900%	2/10/29	590	495
	Ford Motor Credit Co. LLC	4.000%	11/13/30	520	451
	General Motors Co.	5.150%	4/1/38	1,000	939
	General Motors Co.	5.200%	4/1/45	1,500	1,368
	General Motors Co.	5.400%	4/1/48	1,000	937
	George Washington University	4.300%	9/15/44	2,890	2,908
	Georgetown University	4.315%	4/1/49	14,755	13,955
	Georgetown University	2.943%	4/1/50	18,790	14,163
	Georgetown University	5.215%	10/1/18	940	930
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	220	195
[5]	Group 1 Automotive Inc.	4.000%	8/15/28	170	153
[5]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	375	381
[5]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	105	106
[5]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	250	227
	Home Depot Inc.	5.875%	12/16/36	24,525	28,917
	Home Depot Inc.	3.300%	4/15/40	1,000	872
	Home Depot Inc.	5.400%	9/15/40	947	1,047
	Home Depot Inc.	5.950%	4/1/41	18,480	21,717
	Home Depot Inc.	4.875%	2/15/44	60,115	63,226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.400%	3/15/45	12,900	12,726
	Home Depot Inc.	4.250%	4/1/46	21,515	20,889
	Home Depot Inc.	3.900%	6/15/47	28,950	26,657
	Home Depot Inc.	4.500%	12/6/48	17,825	17,941
	Home Depot Inc.	3.125%	12/15/49	7,950	6,404
	Home Depot Inc.	3.350%	4/15/50	2,000	1,681
	Home Depot Inc.	2.375%	3/15/51	2,500	1,733
	Home Depot Inc.	2.750%	9/15/51	26,130	19,567
	Home Depot Inc.	3.625%	4/15/52	18,235	15,987
	Home Depot Inc.	3.500%	9/15/56	947	794
	Indiana University Foundation Inc.	2.820%	10/1/51	6,000	4,608
[5]	International Game Technology plc	4.125%	4/15/26	45	42
[5]	International Game Technology plc	6.250%	1/15/27	20	20
[5]	Lithia Motors Inc.	4.625%	12/15/27	600	579
[5]	Lithia Motors Inc.	3.875%	6/1/29	185	168
[5]	Lithia Motors Inc.	4.375%	1/15/31	500	461
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	29	29
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	335	345
[5]	Live Nation Entertainment Inc.	3.750%	1/15/28	60	55
	Lowe's Cos. Inc.	4.250%	4/1/52	7,930	7,107
	Lowe's Cos. Inc.	4.450%	4/1/62	24,575	21,950
	Marriott International Inc.	4.625%	6/15/30	140	138
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	24,140	24,615
[5]	Mattel Inc.	3.375%	4/1/26	110	107
[5]	Mattel Inc.	5.875%	12/15/27	120	123
[5]	Meritage Homes Corp.	3.875%	4/15/29	1,000	897
[5]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/30	85	74
[5]	NCL Corp Ltd.	5.875%	2/15/27	135	129
[5]	NCL Corp Ltd.	7.750%	2/15/29	75	73
	NIKE Inc.	3.625%	5/1/43	30,604	28,015
	NIKE Inc.	3.375%	11/1/46	19,840	17,560
	NIKE Inc.	3.375%	3/27/50	3,910	3,441
[3]	Northeastern University	2.894%	10/1/50	16,227	12,409
[5]	Penn National Gaming Inc.	5.625%	1/15/27	45	43
	President and Fellows of Harvard College	5.625%	10/1/38	2,500	3,023
[5]	President and Fellows of Harvard College	6.500%	1/15/39	3,709	4,865
	President and Fellows of Harvard College	4.875%	10/15/40	750	837
	President and Fellows of Harvard College	3.150%	7/15/46	17,450	15,599
	President and Fellows of Harvard College	3.745%	11/15/52	27,590	26,782
	Rockefeller Foundation	2.492%	10/1/50	34,515	25,645
[5]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	20	21
[5]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	20	21
[5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	21	23
[5]	Studio City Co. Ltd.	7.000%	2/15/27	105	99
	Thomas Jefferson University	3.847%	11/1/57	24,350	20,552
[5]	Thor Industries Inc.	4.000%	10/15/29	170	144
	Toll Brothers Finance Corp.	4.350%	2/15/28	2,775	2,643
	Toll Brothers Finance Corp.	3.800%	11/1/29	1,345	1,220
	Trustees of the University of Pennsylvania	3.610%	2/15/19	20,230	16,167
[3]	University of Chicago	2.761%	4/1/45	11,735	9,819
[3]	University of Chicago	2.547%	4/1/50	8,120	6,273
	University of Chicago	3.000%	10/1/52	5,695	4,784
	University of Miami	4.063%	4/1/52	12,840	11,638
[5]	Vail Resorts Inc.	6.250%	5/15/25	595	612
	Washington University	4.349%	4/15/22	1,830	1,609
[5]	WK Kellogg Foundation Trust	2.443%	10/1/50	42,390	31,189
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	480	448
	Yale University	2.402%	4/15/50	19,845	14,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yum! Brands Inc.	5.375%	4/1/32	805	770
					1,053,570
Consumer Staples (3.7%)
[5]	7-Eleven Inc.	2.500%	2/10/41	1,500	1,085
[5]	7-Eleven Inc.	2.800%	2/10/51	760	524
	Altria Group Inc.	5.800%	2/14/39	2,250	2,233
	Altria Group Inc.	3.400%	2/4/41	3,750	2,747
	Altria Group Inc.	4.450%	5/6/50	1,130	910
	Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	449
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	2,000	1,981
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,000	1,896
[7]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	900	1,001
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,000	2,850
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	16,714
	Archer-Daniels-Midland Co.	2.900%	3/1/32	27,258	25,001
	Archer-Daniels-Midland Co.	4.500%	3/15/49	18,749	19,467
	Archer-Daniels-Midland Co.	2.700%	9/15/51	21,850	16,904
	BAT Capital Corp.	4.390%	8/15/37	1,375	1,171
	BAT Capital Corp.	4.540%	8/15/47	1,535	1,216
[5]	Cargill Inc.	4.760%	11/23/45	20,000	20,543
[5]	Cargill Inc.	3.125%	5/25/51	13,715	11,051
[5]	Cargill Inc.	4.375%	4/22/52	6,210	6,204
[7]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	1,600	1,577
	Coca-Cola Co.	2.875%	5/5/41	15,925	13,305
	Coca-Cola Co.	2.600%	6/1/50	30,500	23,078
	Coca-Cola Co.	3.000%	3/5/51	47,160	38,639
	Coca-Cola Co.	2.500%	3/15/51	25,665	18,955
	Constellation Brands Inc.	5.250%	11/15/48	2,500	2,564
	Hershey Co.	3.125%	11/15/49	25,500	20,961
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	943
	Keurig Dr Pepper Inc.	4.500%	4/15/52	3,000	2,791
	Kimberly-Clark Corp.	3.200%	7/30/46	14,400	12,212
	Kraft Heinz Foods Co.	3.875%	5/15/27	2,385	2,335
	Kraft Heinz Foods Co.	3.750%	4/1/30	845	802
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,150	2,001
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	380	370
[5]	Lamb Weston Holdings Inc.	4.125%	1/31/30	260	232
[5]	Nestle Holdings Inc.	3.900%	9/24/38	39,785	38,412
[5]	Nestle Holdings Inc.	4.000%	9/24/48	23,255	22,536
	PepsiCo Inc.	2.625%	10/21/41	14,485	11,762
	PepsiCo Inc.	4.450%	4/14/46	4,784	5,000
	PepsiCo Inc.	4.000%	5/2/47	3,250	3,176
	PepsiCo Inc.	3.375%	7/29/49	2,944	2,584
	PepsiCo Inc.	2.875%	10/15/49	12,285	9,989
	PepsiCo Inc.	2.750%	10/21/51	44,870	35,434
[5]	Performance Food Group Inc.	6.875%	5/1/25	80	82
[5]	Performance Food Group Inc.	5.500%	10/15/27	535	519
[5]	Performance Food Group Inc.	4.250%	8/1/29	295	263
	Philip Morris International Inc.	6.375%	5/16/38	5,802	6,565
	Philip Morris International Inc.	4.375%	11/15/41	4,890	4,386
	Philip Morris International Inc.	3.875%	8/21/42	1,750	1,461
	Philip Morris International Inc.	4.125%	3/4/43	17,345	14,935
	Philip Morris International Inc.	4.875%	11/15/43	9,345	8,884
	Philip Morris International Inc.	4.250%	11/10/44	2,000	1,754
[5]	Post Holdings Inc.	5.750%	3/1/27	37	37
[5]	Post Holdings Inc.	5.625%	1/15/28	115	109
[5]	Post Holdings Inc.	4.500%	9/15/31	110	92

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	SC Johnson & Son Inc.	4.000%	5/15/43	28,110	25,892
	Target Corp.	2.950%	1/15/52	32,895	26,157
	Unilever Capital Corp.	2.625%	8/12/51	11,112	8,275
	Walmart Inc.	3.950%	6/28/38	46,957	46,795
	Walmart Inc.	5.625%	4/1/40	1,840	2,183
	Walmart Inc.	5.625%	4/15/41	3,695	4,385
	Walmart Inc.	2.500%	9/22/41	18,885	15,144
	Walmart Inc.	4.000%	4/11/43	1,326	1,310
	Walmart Inc.	3.625%	12/15/47	33,145	30,998
	Walmart Inc.	4.050%	6/29/48	10,195	10,264
	Walmart Inc.	2.950%	9/24/49	3,758	3,134
	Walmart Inc.	2.650%	9/22/51	24,690	19,298
					636,527
Energy (5.4%)
[5]	Antero Resources Corp.	5.375%	3/1/30	325	318
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	2,500	2,222
[5]	Bonanza Creek Energy Inc.	5.000%	10/15/26	115	110
	BP Capital Markets America Inc.	3.060%	6/17/41	25,555	20,789
	BP Capital Markets America Inc.	3.000%	2/24/50	2,000	1,513
	BP Capital Markets America Inc.	2.772%	11/10/50	37,140	26,809
	BP Capital Markets America Inc.	2.939%	6/4/51	44,570	33,035
	BP Capital Markets America Inc.	3.001%	3/17/52	26,280	19,759
	BP Capital Markets America Inc.	3.379%	2/8/61	52,075	40,406
[7]	BP Capital Markets BV	0.933%	12/4/40	600	448
[5]	Cameron LNG LLC	3.701%	1/15/39	1,300	1,155
	Cenovus Energy Inc.	5.400%	6/15/47	3,225	3,272
	Cheniere Energy Inc.	4.625%	10/15/28	145	141
	Cheniere Energy Partners LP	4.000%	3/1/31	170	154
[5]	Cheniere Energy Partners LP	3.250%	1/31/32	115	98
	Chevron Corp.	3.078%	5/11/50	19,305	16,067
	Chevron USA Inc.	2.343%	8/12/50	3,620	2,591
[5]	CNX Resources Corp.	6.000%	1/15/29	250	247
[5]	Colgate Energy Partners III LLC	5.875%	7/1/29	285	283
[5]	Comstock Resources Inc.	5.875%	1/15/30	410	395
	ConocoPhillips	5.900%	10/15/32	1,326	1,517
[5]	ConocoPhillips Co.	3.758%	3/15/42	14,700	13,564
	ConocoPhillips Co.	4.300%	11/15/44	9,878	9,615
	ConocoPhillips Co.	3.800%	3/15/52	34,665	31,147
[5]	ConocoPhillips Co.	4.025%	3/15/62	40,525	36,069
[5]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	85	85
[5]	CrownRock LP / CrownRock Finance Inc.	5.000%	5/1/29	75	73
	DCP Midstream Operating LP	5.625%	7/15/27	56	57
	DCP Midstream Operating LP	5.125%	5/15/29	180	177
	Diamondback Energy Inc.	4.250%	3/15/52	1,955	1,711
[5]	DT Midstream Inc.	4.125%	6/15/29	235	213
[5]	DT Midstream Inc.	4.375%	6/15/31	175	157
[5]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	37	38
[5]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	150	150
	Energy Transfer Operating LP	5.000%	5/15/50	3,000	2,672
[5]	EnLink Midstream LLC	5.625%	1/15/28	50	50
	EnLink Midstream LLC	5.375%	6/1/29	125	122
	Enterprise Products Operating LLC	4.900%	5/15/46	3,000	2,888
	Enterprise Products Operating LLC	4.200%	1/31/50	1,500	1,310
	EOG Resources Inc.	3.900%	4/1/35	1,650	1,569
	EOG Resources Inc.	4.950%	4/15/50	16,580	18,009
[5]	EQM Midstream Partners LP	6.500%	7/1/27	145	146
	Equinor ASA	3.625%	4/6/40	19,225	17,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	4.250%	11/23/41	1,944	1,912
	Equinor ASA	3.950%	5/15/43	35,350	33,004
	Equinor ASA	3.250%	11/18/49	18,640	15,523
	Equinor ASA	3.700%	4/6/50	19,800	17,848
	Exxon Mobil Corp.	2.995%	8/16/39	5,178	4,361
	Exxon Mobil Corp.	4.227%	3/19/40	5,000	4,916
	Exxon Mobil Corp.	3.567%	3/6/45	10,700	9,411
	Exxon Mobil Corp.	4.114%	3/1/46	35,010	33,385
	Exxon Mobil Corp.	3.095%	8/16/49	19,590	15,816
	Exxon Mobil Corp.	4.327%	3/19/50	68,181	67,081
	Exxon Mobil Corp.	3.452%	4/15/51	34,295	29,414
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	29,341	24,609
[5]	Hess Midstream Operations LP	5.500%	10/15/30	55	54
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	35	34
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	45	43
	KazMunayGas National Co. JSC	6.375%	10/24/48	1,425	1,362
[5]	MEG Energy Corp.	5.875%	2/1/29	20	20
	MPLX LP	4.950%	3/14/52	1,500	1,373
[5]	Northern Natural Gas Co.	3.400%	10/16/51	2,800	2,190
	Nustar Logistics LP	5.750%	10/1/25	35	35
	Nustar Logistics LP	6.375%	10/1/30	140	138
	Occidental Petroleum Corp.	5.500%	12/1/25	30	31
	Occidental Petroleum Corp.	5.550%	3/15/26	145	149
[5]	Parkland Corp.	4.500%	10/1/29	150	132
	Petroleos del Peru SA	5.625%	6/19/47	5,000	3,633
	Petroleos Mexicanos	6.350%	2/12/48	2,100	1,471
	Petronas Capital Ltd.	3.500%	4/21/30	4,460	4,261
[5]	Qatar Energy	3.125%	7/12/41	3,835	3,207
[5]	Qatar Petroleum	3.300%	7/12/51	22,055	18,303
[5]	Range Resources Corp.	4.750%	2/15/30	45	43
	Shell International Finance BV	4.125%	5/11/35	36,405	36,008
	Shell International Finance BV	6.375%	12/15/38	2,121	2,595
	Shell International Finance BV	5.500%	3/25/40	13,990	15,717
	Shell International Finance BV	2.875%	11/26/41	15,345	12,521
	Shell International Finance BV	3.625%	8/21/42	1,000	884
	Shell International Finance BV	4.550%	8/12/43	19,195	19,189
	Shell International Finance BV	4.375%	5/11/45	40,595	39,519
	Shell International Finance BV	4.000%	5/10/46	37,137	34,390
	Shell International Finance BV	3.750%	9/12/46	63,375	57,067
	Shell International Finance BV	3.125%	11/7/49	5,000	4,022
	Shell International Finance BV	3.250%	4/6/50	16,730	13,851
	Shell International Finance BV	3.000%	11/26/51	22,000	17,231
	Southwestern Energy Co.	4.750%	2/1/32	110	104
	Suncor Energy Inc.	3.750%	3/4/51	1,100	925
[5]	Tap Rock Resources LLC	7.000%	10/1/26	200	202
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	158	164
	Total Capital International SA	2.986%	6/29/41	28,045	23,038
	Total Capital International SA	3.461%	7/12/49	500	422
	Total Capital International SA	3.127%	5/29/50	44,285	35,130
	Valero Energy Corp.	3.650%	12/1/51	1,600	1,247
	Valero Energy Corp.	4.000%	6/1/52	2,400	1,993
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	240	219
	Western Midstream Operating LP	4.550%	2/1/30	180	166
					919,056
Financials (17.3%)
	ACE Capital Trust II	9.700%	4/1/30	3,745	5,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	6,150	4,762
	Aflac Inc.	4.000%	10/15/46	947	879
[5]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	105	99
	Allstate Corp.	4.200%	12/15/46	12,485	11,785
	Allstate Corp.	3.850%	8/10/49	1,000	905
	American International Group Inc.	4.375%	6/30/50	3,305	3,196
	Aon Corp. / Aon Global Holdings plc	3.900%	2/28/52	4,600	3,968
[6]	Athene Global Funding	1.875%	11/30/28	1,200	1,347
	Athene Holding Ltd.	3.950%	5/25/51	1,705	1,374
	Bank of America Corp.	2.496%	2/13/31	28,570	24,562
	Bank of America Corp.	2.572%	10/20/32	14,175	11,975
	Bank of America Corp.	4.571%	4/27/33	17,840	17,764
	Bank of America Corp.	4.244%	4/24/38	80,255	76,432
	Bank of America Corp.	4.078%	4/23/40	37,950	34,915
	Bank of America Corp.	2.676%	6/19/41	66,163	49,574
	Bank of America Corp.	5.875%	2/7/42	19,230	21,765
	Bank of America Corp.	3.311%	4/22/42	62,940	51,802
	Bank of America Corp.	4.443%	1/20/48	24,655	23,502
	Bank of America Corp.	3.946%	1/23/49	64,760	57,680
	Bank of America Corp.	4.330%	3/15/50	34,336	32,560
	Bank of America Corp.	4.083%	3/20/51	52,890	47,646
	Bank of America Corp.	2.831%	10/24/51	18,395	13,396
	Bank of America Corp.	3.483%	3/13/52	13,020	10,695
	Bank of America Corp.	2.972%	7/21/52	4,250	3,150
	Bank of America NA	6.000%	10/15/36	20,450	22,893
[6]	Barclays plc	3.250%	1/17/33	700	818
	Barclays plc	3.330%	11/24/42	2,500	1,934
[7]	Belfius Bank SA	1.250%	4/6/34	1,100	991
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,000	1,980
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,000	1,956
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	11,500	11,036
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	44,185	42,779
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	8,420	6,380
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	3,000	2,121
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	62,665	55,801
	Berkshire Hathaway Inc.	4.500%	2/11/43	30,247	30,207
[5]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	155	142
[5]	BNP Paribas SA	3.132%	1/20/33	18,335	15,717
	Brookfield Finance LLC	3.450%	4/15/50	1,470	1,155
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,500	1,419
	Chubb INA Holdings Inc.	4.350%	11/3/45	20,125	19,755
	Chubb INA Holdings Inc.	2.850%	12/15/51	1,000	763
	Chubb INA Holdings Inc.	3.050%	12/15/61	7,235	5,445
	CI Financial Corp.	4.100%	6/15/51	6,850	5,085
	Citigroup Inc.	2.561%	5/1/32	9,540	8,062
	Citigroup Inc.	3.878%	1/24/39	65,730	59,714
	Citigroup Inc.	5.316%	3/26/41	10,000	10,594
	Citigroup Inc.	2.904%	11/3/42	8,685	6,618
	Citigroup Inc.	4.650%	7/30/45	13,142	12,792
	Citigroup Inc.	4.281%	4/24/48	8,570	8,080
	Citigroup Inc.	4.650%	7/23/48	14,887	14,725
[5]	Commonwealth Bank of Australia	3.305%	3/11/41	4,180	3,340
	Cooperatieve Rabobank UA	5.250%	5/24/41	1,375	1,566
	Corebridge Financial Inc.	4.350%	4/5/42	5,065	4,582
	Corebridge Financial Inc.	4.400%	4/5/52	6,600	5,892
	Equitable Holdings Inc.	5.000%	4/20/48	5,890	5,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	4,300	3,176
	Fidelity National Financial Inc.	3.200%	9/17/51	3,600	2,531
[5]	FMR LLC	6.450%	11/15/39	16,010	18,996
	GATX Corp.	3.100%	6/1/51	2,725	1,973
	Goldman Sachs Group Inc.	2.650%	10/21/32	9,080	7,665
[7]	Goldman Sachs Group Inc.	1.000%	3/18/33	1,300	1,126
	Goldman Sachs Group Inc.	4.017%	10/31/38	139,440	127,737
	Goldman Sachs Group Inc.	4.411%	4/23/39	43,422	41,497
	Goldman Sachs Group Inc.	6.250%	2/1/41	12,170	14,189
	Goldman Sachs Group Inc.	3.210%	4/22/42	22,300	17,971
	Goldman Sachs Group Inc.	2.908%	7/21/42	20,480	15,846
	Goldman Sachs Group Inc.	3.436%	2/24/43	25,660	21,215
	Goldman Sachs Group Inc.	4.800%	7/8/44	8,000	7,936
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,000	2,012
	Goldman Sachs Group Inc.	4.750%	10/21/45	5,864	5,805
	Hartford Financial Services Group Inc.	2.900%	9/15/51	4,800	3,528
[5]	Hill City Funding Trust	4.046%	8/15/41	3,600	2,807
	HSBC Holdings plc	7.625%	5/17/32	15,263	18,352
	HSBC Holdings plc	2.804%	5/24/32	33,660	28,279
	HSBC Holdings plc	2.871%	11/22/32	4,870	4,064
	HSBC Holdings plc	6.500%	5/2/36	10,000	11,032
	HSBC Holdings plc	6.500%	9/15/37	20,523	22,957
	HSBC Holdings plc	6.800%	6/1/38	48,749	54,947
	HSBC Holdings plc	6.100%	1/14/42	2,975	3,372
	HSBC Holdings plc	5.250%	3/14/44	2,200	2,137
	Intercontinental Exchange Inc.	1.850%	9/15/32	7,240	5,830
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,000	769
	Intercontinental Exchange Inc.	4.250%	9/21/48	7,225	6,934
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,180	1,574
	Invesco Finance plc	5.375%	11/30/43	3,113	3,254
[7]	JAB Holdings BV	2.250%	12/19/39	1,000	840
[5]	Jackson National Life Insurance Co.	8.150%	3/15/27	189	219
	JPMorgan Chase & Co.	4.586%	4/26/33	12,440	12,508
	JPMorgan Chase & Co.	6.400%	5/15/38	44,499	52,772
	JPMorgan Chase & Co.	3.882%	7/24/38	67,662	62,191
	JPMorgan Chase & Co.	5.500%	10/15/40	29,390	31,960
	JPMorgan Chase & Co.	3.109%	4/22/41	16,600	13,386
	JPMorgan Chase & Co.	5.600%	7/15/41	11,247	12,348
	JPMorgan Chase & Co.	3.157%	4/22/42	44,200	35,870
	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	34,610
	JPMorgan Chase & Co.	4.032%	7/24/48	32,890	29,666
	JPMorgan Chase & Co.	3.964%	11/15/48	105,345	94,001
	JPMorgan Chase & Co.	3.897%	1/23/49	47,355	41,811
	JPMorgan Chase & Co.	3.109%	4/22/51	19,160	14,772
	JPMorgan Chase & Co.	3.328%	4/22/52	56,160	44,860
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	35	34
[5]	LSEGA Financing plc	3.200%	4/6/41	24,545	20,399
	Markel Corp.	3.450%	5/7/52	3,490	2,747
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	16,170	15,617
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	6,515	4,922
[5]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	7,366	5,884
[5]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	15,356	11,985
	MetLife Inc.	4.125%	8/13/42	56,081	52,165
	MetLife Inc.	4.875%	11/13/43	10,000	10,277
	MetLife Inc.	4.050%	3/1/45	7,236	6,714
[5]	Midcap Financial Issuer Trust	5.625%	1/15/30	177	142
	Morgan Stanley	3.622%	4/1/31	15,000	14,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	7.250%	4/1/32	6,870	8,246
	Morgan Stanley	2.239%	7/21/32	35,310	29,235
	Morgan Stanley	2.511%	10/20/32	5,000	4,211
	Morgan Stanley	3.971%	7/22/38	103,500	95,522
	Morgan Stanley	4.457%	4/22/39	6,850	6,737
	Morgan Stanley	3.217%	4/22/42	23,020	18,874
	Morgan Stanley	6.375%	7/24/42	33,160	39,968
	Morgan Stanley	4.300%	1/27/45	32,041	30,169
	Morgan Stanley	4.375%	1/22/47	44,780	42,867
	Morgan Stanley	5.597%	3/24/51	750	854
	Morgan Stanley	2.802%	1/25/52	2,725	1,983
	Nasdaq Inc.	2.500%	12/21/40	6,042	4,389
	Nasdaq Inc.	3.950%	3/7/52	1,000	864
[5]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	24,046	34,544
[5]	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	12,693
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	13,720	12,179
[5]	New York Life Insurance Co.	5.875%	5/15/33	36,125	40,766
[5]	New York Life Insurance Co.	3.750%	5/15/50	3,130	2,742
[5]	New York Life Insurance Co.	4.450%	5/15/69	2,500	2,291
[5]	Nippon Life Insurance Co.	3.400%	1/23/50	1,400	1,278
[5]	Nippon Life Insurance Co.	2.750%	1/21/51	2,640	2,269
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	7,928
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	33,074	26,983
	Old Republic International Corp.	3.850%	6/11/51	2,580	2,106
[5]	OneAmerica Financial Partners Inc.	4.250%	10/15/50	2,030	1,795
	OneMain Finance Corp.	3.500%	1/15/27	140	123
	Progressive Corp.	4.125%	4/15/47	3,420	3,248
	Progressive Corp.	3.950%	3/26/50	1,670	1,531
	Prudential Financial Inc.	3.000%	3/10/40	3,250	2,683
	Prudential Financial Inc.	4.600%	5/15/44	1,139	1,118
	Prudential Financial Inc.	5.375%	5/15/45	128	127
	Prudential Financial Inc.	3.905%	12/7/47	1,420	1,276
	Prudential Financial Inc.	4.418%	3/27/48	390	382
	Prudential Financial Inc.	3.935%	12/7/49	1,560	1,417
	Prudential Financial Inc.	4.350%	2/25/50	1,548	1,500
	Prudential Financial Inc.	3.700%	3/13/51	6,484	5,610
[5]	Securian Financial Group Inc.	4.800%	4/15/48	4,146	3,924
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	2,300	1,789
[5]	Temasek Financial I Ltd.	2.750%	8/2/61	41,455	32,440
	Travelers Cos. Inc.	4.600%	8/1/43	1,100	1,112
	Travelers Cos. Inc.	3.750%	5/15/46	2,954	2,670
	Travelers Cos. Inc.	4.000%	5/30/47	2,600	2,424
	Travelers Cos. Inc.	4.100%	3/4/49	15,000	14,266
	Travelers Cos. Inc.	3.050%	6/8/51	41,465	33,515
	US Bancorp	2.491%	11/3/36	2,000	1,683
	W R Berkley Corp.	3.150%	9/30/61	1,600	1,126
	Wachovia Corp.	5.500%	8/1/35	2,322	2,419
	Wells Fargo & Co.	3.350%	3/2/33	59,060	53,681
	Wells Fargo & Co.	3.068%	4/30/41	25,375	20,524
	Wells Fargo & Co.	5.375%	11/2/43	55,167	57,561
	Wells Fargo & Co.	5.606%	1/15/44	119,265	127,298
	Wells Fargo & Co.	4.650%	11/4/44	3,957	3,775
	Wells Fargo & Co.	3.900%	5/1/45	3,837	3,452
	Wells Fargo & Co.	4.900%	11/17/45	18,930	18,592
	Wells Fargo & Co.	4.400%	6/14/46	33,292	30,951
	Wells Fargo & Co.	4.750%	12/7/46	43,559	42,570
	Wells Fargo & Co.	5.013%	4/4/51	53,935	56,106
	Wells Fargo & Co.	4.611%	4/25/53	5,300	5,226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo Bank NA	6.600%	1/15/38	500	607
	Westpac Banking Corp.	2.963%	11/16/40	3,580	2,737
	Westpac Banking Corp.	3.133%	11/18/41	6,900	5,350
					2,943,444
Health Care (10.6%)
	Abbott Laboratories	4.750%	11/30/36	6,000	6,447
	Abbott Laboratories	4.900%	11/30/46	76,140	83,418
	AbbVie Inc.	4.300%	5/14/36	1,000	964
	AbbVie Inc.	4.050%	11/21/39	1,000	918
	AbbVie Inc.	4.875%	11/14/48	1,514	1,520
	AdventHealth Obligated Group	2.795%	11/15/51	3,000	2,290
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,315	7,154
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	15,205	12,892
[3]	Allina Health System	3.887%	4/15/49	3,569	3,290
[7]	American Medical Systems Europe BV	1.875%	3/8/34	727	698
	AmerisourceBergen Corp.	4.300%	12/15/47	5,879	5,421
	Amgen Inc.	3.150%	2/21/40	1,250	1,011
	Amgen Inc.	3.375%	2/21/50	125	98
	Amgen Inc.	4.200%	2/22/52	4,140	3,722
	Amgen Inc.	4.400%	2/22/62	4,300	3,845
	Ascension Health	3.106%	11/15/39	3,000	2,609
	AstraZeneca plc	4.375%	11/16/45	7,000	7,013
	AstraZeneca plc	2.125%	8/6/50	2,000	1,368
	AstraZeneca plc	3.000%	5/28/51	37,190	30,504
	Baptist Health South Florida Obligated Group	3.115%	11/15/71	2,200	1,556
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,400	1,181
[5]	Bausch Health Cos. Inc.	6.125%	4/15/25	69	69
[5]	Bausch Health Cos. Inc.	5.500%	11/1/25	50	48
[5]	Bausch Health Cos. Inc.	5.250%	2/15/31	100	69
[5]	Baxter International Inc.	3.132%	12/1/51	25,210	18,789
	Baylor Scott & White Holdings	2.839%	11/15/50	8,710	6,617
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	11,255	8,723
	Boston Scientific Corp.	4.700%	3/1/49	466	466
	Bristol-Myers Squibb Co.	4.125%	6/15/39	48,137	46,859
	Bristol-Myers Squibb Co.	2.350%	11/13/40	28,285	21,409
	Bristol-Myers Squibb Co.	4.350%	11/15/47	5,000	4,882
	Bristol-Myers Squibb Co.	4.550%	2/20/48	777	783
	Bristol-Myers Squibb Co.	4.250%	10/26/49	119,690	114,934
	Bristol-Myers Squibb Co.	2.550%	11/13/50	16,760	12,123
	Bristol-Myers Squibb Co.	3.700%	3/15/52	18,380	16,310
	Bristol-Myers Squibb Co.	3.900%	3/15/62	42,835	37,563
	Centene Corp.	2.450%	7/15/28	565	493
	Centene Corp.	3.000%	10/15/30	135	117
[5]	Charles River Laboratories International Inc.	4.250%	5/1/28	175	167
[5]	Charles River Laboratories International Inc.	3.750%	3/15/29	500	454
	Children's Health System of Texas	2.511%	8/15/50	2,500	1,750
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,250	929
	City of Hope	5.623%	11/15/43	1,944	2,218
	City of Hope	4.378%	8/15/48	1,671	1,633
[3]	CommonSpirit Health	4.350%	11/1/42	13,910	12,980
	CSL UK Holdings Ltd.	4.750%	4/27/52	4,200	4,128
	CVS Health Corp.	4.780%	3/25/38	3,057	3,025
	CVS Health Corp.	4.125%	4/1/40	2,000	1,817
	CVS Health Corp.	2.700%	8/21/40	2,100	1,586
	Danaher Corp.	2.800%	12/10/51	3,250	2,399
	Dignity Health	4.500%	11/1/42	1,041	997
	Dignity Health	5.267%	11/1/64	758	777
	Duke University Health System Inc.	3.920%	6/1/47	11,773	11,247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	3.950%	3/15/49	5,625	5,527
	Eli Lilly & Co.	2.250%	5/15/50	30,335	21,706
	Eli Lilly & Co.	2.500%	9/15/60	19,075	13,271
	Encompass Health Corp.	4.500%	2/1/28	184	170
	Gilead Sciences Inc.	4.500%	2/1/45	19,745	18,661
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	37,532	46,137
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,000	1,961
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,250	973
	HCA Inc.	5.375%	2/1/25	135	139
	HCA Inc.	5.875%	2/15/26	165	171
	HCA Inc.	5.500%	6/15/47	2,000	1,967
	Inova Health System Foundation	4.068%	5/15/52	11,245	10,880
	Johnson & Johnson	3.550%	3/1/36	42,310	40,631
	Johnson & Johnson	3.625%	3/3/37	53,652	51,740
	Johnson & Johnson	3.400%	1/15/38	43,125	39,963
	Johnson & Johnson	2.100%	9/1/40	3,250	2,451
	Johnson & Johnson	3.700%	3/1/46	26,329	24,933
	Johnson & Johnson	3.750%	3/3/47	22,355	21,286
	Johnson & Johnson	2.450%	9/1/60	14,215	9,919
	Kaiser Foundation Hospitals	2.810%	6/1/41	22,995	18,394
	Kaiser Foundation Hospitals	4.875%	4/1/42	15,390	16,622
	Kaiser Foundation Hospitals	4.150%	5/1/47	17,944	17,528
	Kaiser Foundation Hospitals	3.266%	11/1/49	1,171	968
	Kaiser Foundation Hospitals	3.002%	6/1/51	44,155	34,365
	Mass General Brigham Inc.	3.192%	7/1/49	9,050	7,395
	Mass General Brigham Inc.	3.342%	7/1/60	34,775	27,486
	Mayo Clinic	3.774%	11/15/43	11,795	11,065
	Mayo Clinic	3.196%	11/15/61	23,785	19,080
	Medtronic Inc.	4.375%	3/15/35	4,115	4,243
	Medtronic Inc.	4.625%	3/15/45	16,809	17,620
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	1,957
	Merck & Co. Inc.	3.900%	3/7/39	2,000	1,939
	Merck & Co. Inc.	3.700%	2/10/45	70,945	64,730
	Merck & Co. Inc.	4.000%	3/7/49	5,944	5,714
	Merck & Co. Inc.	2.750%	12/10/51	3,500	2,670
	Merck & Co. Inc.	2.900%	12/10/61	2,180	1,593
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	2,000	1,616
	New York and Presbyterian Hospital	2.256%	8/1/40	4,077	3,031
	New York and Presbyterian Hospital	4.024%	8/1/45	12,210	11,713
	New York and Presbyterian Hospital	4.063%	8/1/56	3,743	3,585
	New York and Presbyterian Hospital	4.763%	8/1/16	5,250	5,094
	Northwell Healthcare Inc.	4.800%	11/1/42	1,041	1,014
	Northwell Healthcare Inc.	3.979%	11/1/46	1,944	1,769
	Northwell Healthcare Inc.	4.260%	11/1/47	947	867
	Northwell Healthcare Inc.	3.809%	11/1/49	3,784	3,358
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	3,500	2,627
	Novant Health Inc.	2.637%	11/1/36	2,000	1,641
	Novant Health Inc.	3.168%	11/1/51	5,500	4,403
	Novant Health Inc.	3.318%	11/1/61	26,665	21,148
	Novartis Capital Corp.	4.400%	5/6/44	24,840	25,395
	NYU Langone Hospitals	4.784%	7/1/44	1,944	2,011
	OhioHealth Corp.	2.834%	11/15/41	4,875	3,917
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	420	390
[3]	Orlando Health Obligated Group	3.327%	10/1/50	1,350	1,129
	Partners Healthcare System Inc.	3.765%	7/1/48	6,455	5,843
	PeaceHealth Obligated Group	4.787%	11/15/48	6,015	6,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	4.100%	9/15/38	20,280	20,046
	Pfizer Inc.	3.900%	3/15/39	34,185	33,086
	Pfizer Inc.	7.200%	3/15/39	31,767	42,779
	Pfizer Inc.	4.300%	6/15/43	10,645	10,600
	Pfizer Inc.	4.400%	5/15/44	8,615	8,701
	Pfizer Inc.	4.125%	12/15/46	11,665	11,546
	Pfizer Inc.	4.200%	9/15/48	24,916	24,858
	Pfizer Inc.	4.000%	3/15/49	1,944	1,878
	Piedmont Healthcare Inc.	2.719%	1/1/42	2,000	1,545
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	4,064
[5]	Roche Holdings Inc.	2.607%	12/13/51	39,700	29,684
	Stanford Health Care	3.310%	8/15/30	2,140	2,043
	Stanford Health Care	3.027%	8/15/51	25,000	20,268
	Sutter Health	3.161%	8/15/40	22,915	18,556
	Sutter Health	3.361%	8/15/50	11,962	9,454
[5]	Tenet Healthcare Corp.	4.625%	9/1/24	20	20
[5]	Tenet Healthcare Corp.	4.875%	1/1/26	192	187
[5]	Tenet Healthcare Corp.	6.250%	2/1/27	90	89
[5]	Tenet Healthcare Corp.	4.250%	6/1/29	278	252
[7]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	800	662
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	4,000	3,200
	UnitedHealth Group Inc.	4.625%	7/15/35	10,000	10,347
	UnitedHealth Group Inc.	5.800%	3/15/36	34,886	40,068
	UnitedHealth Group Inc.	6.875%	2/15/38	10,130	13,002
	UnitedHealth Group Inc.	3.500%	8/15/39	20,796	18,722
	UnitedHealth Group Inc.	2.750%	5/15/40	1,520	1,218
	UnitedHealth Group Inc.	3.050%	5/15/41	21,325	17,810
	UnitedHealth Group Inc.	4.375%	3/15/42	23,917	23,763
	UnitedHealth Group Inc.	3.950%	10/15/42	1,041	971
	UnitedHealth Group Inc.	4.750%	7/15/45	48,920	51,283
	UnitedHealth Group Inc.	4.200%	1/15/47	1,345	1,302
	UnitedHealth Group Inc.	4.250%	4/15/47	14,906	14,531
	UnitedHealth Group Inc.	3.750%	10/15/47	25,610	23,015
	UnitedHealth Group Inc.	4.250%	6/15/48	27,767	27,083
	UnitedHealth Group Inc.	4.450%	12/15/48	2,890	2,890
	UnitedHealth Group Inc.	3.700%	8/15/49	21,722	19,383
	UnitedHealth Group Inc.	2.900%	5/15/50	3,000	2,319
	UnitedHealth Group Inc.	3.250%	5/15/51	29,995	24,750
	UnitedHealth Group Inc.	3.875%	8/15/59	12,885	11,549
	Wyeth LLC	6.500%	2/1/34	1,240	1,514
	Wyeth LLC	5.950%	4/1/37	53,438	62,350
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,250	893
					1,799,346
Industrials (4.5%)
	3M Co.	3.700%	4/15/50	24,000	21,847
[5]	Air Canada	3.875%	8/15/26	195	180
[7]	Airbus SE	2.375%	6/9/40	200	188
[5]	Allison Transmission Inc.	4.750%	10/1/27	291	280
[5]	American Airlines Inc.	11.750%	7/15/25	50	58
[5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	150	149
[3,5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	730	704
[5]	Aramark Services Inc.	6.375%	5/1/25	80	81
[5]	Aramark Services Inc.	5.000%	2/1/28	434	405
	Boeing Co.	5.705%	5/1/40	2,600	2,607
	Boeing Co.	5.930%	5/1/60	1,000	994
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,658	2,111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	17,045
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,000	2,090
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	24,485
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	40,105
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	11,006
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	537
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	19,000	19,767
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	43,012
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	11,690
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	11,369
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,142	2,976
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	18,399	17,636
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	19,445	16,994
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	4,000	3,193
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	17,015	14,145
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	5,830	4,476
	Canadian National Railway Co.	3.200%	8/2/46	1,000	835
	Canadian National Railway Co.	3.650%	2/3/48	28,169	25,102
	Canadian National Railway Co.	4.450%	1/20/49	10,180	10,262
	Canadian Pacific Railway Co.	3.100%	12/2/51	4,490	3,448
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	190	179
	Caterpillar Inc.	6.050%	8/15/36	2,968	3,527
	Caterpillar Inc.	3.803%	8/15/42	26,112	24,875
[5]	Clark Equipment Co.	5.875%	6/1/25	90	91
[5]	Clean Harbors Inc.	4.875%	7/15/27	762	752
	Cummins Inc.	2.600%	9/1/50	2,000	1,405
	Delta Air Lines Inc.	2.900%	10/28/24	70	67
[5]	Delta Air Lines Inc.	7.000%	5/1/25	330	353
	Delta Air Lines Inc.	3.750%	10/28/29	160	141
	Emerson Electric Co.	2.800%	12/21/51	6,130	4,666
[5]	Empresa de los Ferrocarriles del Estado	3.830%	9/14/61	3,240	2,476
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	1,891	1,848
	General Dynamics Corp.	4.250%	4/1/40	7,325	7,238
	General Dynamics Corp.	4.250%	4/1/50	701	699
	Honeywell International Inc.	5.700%	3/15/36	10,300	11,958
	Honeywell International Inc.	5.700%	3/15/37	6,250	7,267
[3]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	1,308	1,173
[5]	LBJ Infrastructure Group LLC	3.797%	12/31/57	14,570	10,679
	Lockheed Martin Corp.	3.600%	3/1/35	2,000	1,893
	Lockheed Martin Corp.	4.500%	5/15/36	17,189	17,647
	Lockheed Martin Corp.	4.070%	12/15/42	5,284	5,083
	Lockheed Martin Corp.	3.800%	3/1/45	8,572	7,925
	Lockheed Martin Corp.	4.700%	5/15/46	4,544	4,805
	Lockheed Martin Corp.	2.800%	6/15/50	26,945	20,856
	Lockheed Martin Corp.	4.090%	9/15/52	29,552	28,461
[8]	Lockheed Martin Corp.	4.150%	6/15/53	61,695	59,874
[8]	Lockheed Martin Corp.	4.300%	6/15/62	2,530	2,471
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	407	419
[5]	Mueller Water Products Inc.	4.000%	6/15/29	360	327
	Northrop Grumman Corp.	5.250%	5/1/50	700	768
	Raytheon Technologies Corp.	5.700%	4/15/40	1,000	1,125
	Raytheon Technologies Corp.	4.700%	12/15/41	29,685	29,616
	Raytheon Technologies Corp.	4.200%	12/15/44	1,000	900
	Raytheon Technologies Corp.	4.050%	5/4/47	4,000	3,675
	Raytheon Technologies Corp.	3.125%	7/1/50	4,000	3,171
	Rockwell Automation Inc.	2.800%	8/15/61	17,445	12,175
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	115	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Rolls-Royce plc	5.750%	10/15/27	630	609
	Stanley Black & Decker Inc.	4.850%	11/15/48	32,025	32,992
[5]	TopBuild Corp.	3.625%	3/15/29	45	39
[5]	TopBuild Corp.	4.125%	2/15/32	270	233
[5]	TransDigm Inc.	8.000%	12/15/25	230	239
[5]	TransDigm Inc.	6.250%	3/15/26	574	575
	TransDigm Inc.	5.500%	11/15/27	160	147
	TransDigm Inc.	4.875%	5/1/29	300	263
	Union Pacific Corp.	3.600%	9/15/37	18,335	16,878
	Union Pacific Corp.	3.375%	2/14/42	18,525	16,019
	Union Pacific Corp.	2.950%	3/10/52	44,970	34,488
	Union Pacific Corp.	3.500%	2/14/53	24,760	20,999
	Union Pacific Corp.	3.550%	5/20/61	5,660	4,669
	Union Pacific Corp.	3.850%	2/14/72	32,180	27,460
[3]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	1,818	1,610
[5]	United Airlines Inc.	4.375%	4/15/26	405	390
[5]	United Airlines Inc.	4.625%	4/15/29	300	276
	United Parcel Service Inc.	4.875%	11/15/40	3,000	3,187
	United Parcel Service Inc.	4.250%	3/15/49	2,000	1,977
	United Parcel Service Inc.	3.400%	9/1/49	3,837	3,351
	United Parcel Service Inc.	5.300%	4/1/50	2,205	2,500
[5]	Vertiv Group Corp.	4.125%	11/15/28	125	109
[5]	Wabash National Corp.	4.500%	10/15/28	55	46
[5]	WESCO Distribution Inc.	7.250%	6/15/28	260	270
[5]	Williams Scotsman International Inc.	4.625%	8/15/28	79	75
					759,867
Materials (0.8%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,995	2,421
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	778
[5]	Arconic Corp.	6.000%	5/15/25	45	45
[5]	Arconic Corp.	6.125%	2/15/28	95	92
[5]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	215	189
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	102	101
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	130	121
[5]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	185	176
	Ball Corp.	2.875%	8/15/30	959	807
	Ball Corp.	3.125%	9/15/31	165	138
[5]	Berry Global Inc.	4.875%	7/15/26	236	235
[5]	Berry Global Inc.	5.625%	7/15/27	290	289
[6]	BHP Billiton Finance Ltd.	4.300%	9/25/42	600	809
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	17,947	17,410
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,310	4,646
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	160	164
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/29	395	339
[5]	Chemours Co.	5.750%	11/15/28	160	151
[5]	Chemours Co.	4.625%	11/15/29	340	294
[5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	18,535	14,782
	Dow Chemical Co.	3.600%	11/15/50	1,000	821
	Ecolab Inc.	3.950%	12/1/47	1,558	1,485
	Ecolab Inc.	2.125%	8/15/50	1,380	933
	Ecolab Inc.	2.700%	12/15/51	34,110	25,813
[5]	Element Solutions Inc.	3.875%	9/1/28	255	228
	Freeport Indonesia PT	6.200%	4/14/52	2,750	2,663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Freeport-McMoRan Inc.	5.400%	11/14/34	700	716
	Freeport-McMoRan Inc.	5.450%	3/15/43	65	65
[5]	Graham Packaging Co. Inc.	7.125%	8/15/28	165	149
[5]	Graphic Packaging International LLC	3.500%	3/15/28	85	77
[5]	Graphic Packaging International LLC	3.500%	3/1/29	58	52
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	445	410
[5]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	60	55
[5]	Ingevity Corp.	3.875%	11/1/28	80	72
[5]	Kaiser Aluminum Corp.	4.500%	6/1/31	180	155
	Linde Inc.	3.550%	11/7/42	1,799	1,649
	Newmont Corp.	2.600%	7/15/32	3,000	2,558
	Nucor Corp.	3.850%	4/1/52	1,600	1,408
	Nutrien Ltd.	4.900%	6/1/43	1,400	1,442
[5]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	128	111
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,000	2,180
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	31,810	24,206
	Rio Tinto Finance USA plc	4.125%	8/21/42	29,895	28,894
[5]	Unifrax Escrow Issuer Corp.	5.250%	9/30/28	175	154
	United States Steel Corp.	6.875%	3/1/29	96	98
					140,381
Real Estate (0.5%)
	Agree LP	2.600%	6/15/33	1,760	1,457
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	750	755
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,937	1,709
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,520	2,576
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	4,650	3,766
	American Homes 4 Rent LP	3.375%	7/15/51	1,925	1,436
	Boston Properties LP	2.450%	10/1/33	1,650	1,333
	Corporate Office Properties LP	2.900%	12/1/33	1,735	1,405
	Crown Castle International Corp.	4.150%	7/1/50	3,350	2,903
[7]	Digital Dutch Finco BV	1.000%	1/15/32	1,000	830
	ERP Operating LP	4.500%	7/1/44	289	287
	Essex Portfolio LP	4.500%	3/15/48	1,700	1,638
[5]	HAT Holdings I LLC / HAT Holdings II LLC	3.375%	6/15/26	150	138
	Kimco Realty Corp.	3.700%	10/1/49	2,000	1,668
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	1	—
	Mid-America Apartments LP	2.875%	9/15/51	2,250	1,689
	MPT Operating Partnership LP / MPT Finance Corp.	5.000%	10/15/27	435	417
	National Retail Properties Inc.	4.800%	10/15/48	500	494
	National Retail Properties Inc.	3.100%	4/15/50	3,400	2,520
	National Retail Properties Inc.	3.500%	4/15/51	3,330	2,642
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	3,000	2,974
[7]	Prologis International Funding II SA	1.625%	6/17/32	1,238	1,145
	SBA Communications Corp.	3.125%	2/1/29	195	167
	Simon Property Group LP	4.250%	10/1/44	715	663
	Simon Property Group LP	3.250%	9/13/49	41,300	32,537
	Simon Property Group LP	3.800%	7/15/50	8,500	7,400
[5]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	80	82
	VICI Properties LP / VICI Note Co Inc.	5.625%	5/1/24	112	113
	VICI Properties LP / VICI Note Co Inc.	4.625%	6/15/25	247	243
	VICI Properties LP / VICI Note Co Inc.	4.500%	9/1/26	152	146
[7]	Vonovia Finance BV	1.625%	10/7/39	500	380
[7]	Vonovia SE	1.500%	6/14/41	200	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weyerhaeuser Co.	4.000%	3/9/52	1,300	1,128
					76,788
Technology (9.9%)
	Apple Inc.	2.375%	2/8/41	28,015	21,854
[6]	Apple Inc.	3.600%	7/31/42	400	546
	Apple Inc.	3.850%	5/4/43	62,494	59,242
	Apple Inc.	3.450%	2/9/45	45,360	40,490
	Apple Inc.	4.375%	5/13/45	50,166	50,826
	Apple Inc.	4.650%	2/23/46	35,107	37,106
	Apple Inc.	3.850%	8/4/46	42,955	40,651
	Apple Inc.	4.250%	2/9/47	39,099	38,882
	Apple Inc.	3.750%	11/13/47	24,095	22,439
	Apple Inc.	2.950%	9/11/49	34,025	27,453
	Apple Inc.	2.400%	8/20/50	2,000	1,445
	Apple Inc.	2.650%	2/8/51	70,650	53,431
	Apple Inc.	2.700%	8/5/51	58,725	44,810
	Apple Inc.	2.550%	8/20/60	22,640	15,951
	Apple Inc.	2.850%	8/5/61	1,600	1,193
	Applied Materials Inc.	5.100%	10/1/35	95	103
	Applied Materials Inc.	4.350%	4/1/47	1,775	1,785
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	95	94
	Cisco Systems Inc.	5.900%	2/15/39	23,465	27,965
	Cisco Systems Inc.	5.500%	1/15/40	17,202	19,753
[5]	Clarivate Science Holdings Corp.	4.875%	7/1/29	230	203
[5]	CommScope Inc.	6.000%	3/1/26	65	61
[5]	CommScope Inc.	7.125%	7/1/28	136	109
[5]	Condor Merger Sub Inc.	7.375%	2/15/30	325	291
	Dell International LLC / EMC Corp.	8.100%	7/15/36	1,727	2,120
[5]	Dell International LLC / EMC Corp.	3.375%	12/15/41	3,000	2,255
[5]	Entegris Escrow Corp.	4.750%	4/15/29	2,090	2,011
	Intel Corp.	4.100%	5/19/46	19,202	18,147
	Intel Corp.	4.100%	5/11/47	33,355	31,221
	Intel Corp.	3.734%	12/8/47	56,122	49,476
	Intel Corp.	3.250%	11/15/49	51,600	41,806
	Intel Corp.	4.750%	3/25/50	5,500	5,705
	Intel Corp.	3.050%	8/12/51	17,768	13,792
	Intel Corp.	3.100%	2/15/60	19,740	14,643
	Intel Corp.	3.200%	8/12/61	3,400	2,567
	International Business Machines Corp.	4.150%	5/15/39	36,745	34,879
	International Business Machines Corp.	4.000%	6/20/42	2,133	1,952
	International Business Machines Corp.	4.250%	5/15/49	42,215	39,586
	International Business Machines Corp.	3.430%	2/9/52	13,845	11,397
[5]	Kyndryl Holdings Inc.	4.100%	10/15/41	5,300	3,740
	Mastercard Inc.	3.950%	2/26/48	25,075	24,111
	Mastercard Inc.	3.650%	6/1/49	2,422	2,199
	Mastercard Inc.	3.850%	3/26/50	8,150	7,664
	Mastercard Inc.	2.950%	3/15/51	3,000	2,441
	Microsoft Corp.	3.500%	2/12/35	14,553	14,076
	Microsoft Corp.	2.525%	6/1/50	234,289	176,770
	Microsoft Corp.	2.921%	3/17/52	138,815	113,034
	Microsoft Corp.	2.675%	6/1/60	68,199	50,058
	Microsoft Corp.	3.041%	3/17/62	49,409	39,464
[5]	MSCI Inc.	3.625%	9/1/30	125	111
[5]	MSCI Inc.	3.625%	11/1/31	195	171
[5]	MSCI Inc.	3.250%	8/15/33	120	101
[5]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	66	64
	NVIDIA Corp.	3.500%	4/1/40	22,525	20,394
	NVIDIA Corp.	3.500%	4/1/50	22,660	19,993

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NVIDIA Corp.	3.700%	4/1/60	13,140	11,477
	Oracle Corp.	6.500%	4/15/38	42,605	46,347
	Oracle Corp.	5.375%	7/15/40	19,240	18,444
	Oracle Corp.	4.125%	5/15/45	24,805	19,578
	Oracle Corp.	4.000%	7/15/46	32,790	25,504
	QUALCOMM Inc.	4.800%	5/20/45	12,300	12,818
	QUALCOMM Inc.	4.300%	5/20/47	41,225	40,733
	S&P Global Inc.	3.250%	12/1/49	2,000	1,604
[5]	S&P Global Inc.	3.700%	3/1/52	64,988	56,757
[5]	S&P Global Inc.	3.900%	3/1/62	7,010	6,142
[5]	Sabre GLBL Inc.	7.375%	9/1/25	94	95
	salesforce.com Inc.	2.700%	7/15/41	4,100	3,254
	salesforce.com Inc.	2.900%	7/15/51	35,720	27,825
	salesforce.com Inc.	3.050%	7/15/61	26,175	19,959
[5]	SS&C Technologies Inc.	5.500%	9/30/27	287	282
	Texas Instruments Inc.	3.875%	3/15/39	6,056	5,885
	Texas Instruments Inc.	2.700%	9/15/51	4,400	3,466
	TSMC Arizona Corp.	4.500%	4/22/52	8,500	8,497
	Visa Inc.	4.150%	12/14/35	20,145	20,283
	Visa Inc.	2.700%	4/15/40	4,500	3,690
	Visa Inc.	4.300%	12/14/45	38,196	38,360
	Visa Inc.	3.650%	9/15/47	37,123	33,810
	Visa Inc.	2.000%	8/15/50	23,570	15,973
	Western Digital Corp.	4.750%	2/15/26	279	277
					1,673,691
Utilities (14.9%)
	AEP Transmission Co. LLC	4.000%	12/1/46	710	654
	AEP Transmission Co. LLC	3.750%	12/1/47	36,966	32,400
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	5,297
	AEP Transmission Co. LLC	3.650%	4/1/50	3,525	3,007
	Alabama Power Co.	6.000%	3/1/39	7,535	8,572
	Alabama Power Co.	5.500%	3/15/41	26,874	28,506
	Alabama Power Co.	5.200%	6/1/41	14,920	15,281
	Alabama Power Co.	3.850%	12/1/42	1,065	949
	Alabama Power Co.	3.750%	3/1/45	23,325	20,098
	Alabama Power Co.	3.450%	10/1/49	1,944	1,603
	Alabama Power Co.	3.125%	7/15/51	2,700	2,113
	Alabama Power Co.	3.000%	3/15/52	4,920	3,744
	Ameren Illinois Co.	3.700%	12/1/47	10,000	8,875
	Ameren Illinois Co.	4.500%	3/15/49	26,150	26,308
	Ameren Illinois Co.	2.900%	6/15/51	3,000	2,324
	American Water Capital Corp.	3.750%	9/1/47	2,380	2,084
	American Water Capital Corp.	3.450%	5/1/50	17,780	14,904
	Appalachian Power Co.	6.700%	8/15/37	32,970	38,277
	Appalachian Power Co.	4.400%	5/15/44	1,995	1,836
	Appalachian Power Co.	4.500%	3/1/49	2,070	1,942
	Appalachian Power Co.	3.700%	5/1/50	3,760	3,145
	Atmos Energy Corp.	4.150%	1/15/43	1,420	1,306
	Atmos Energy Corp.	4.125%	10/15/44	2,150	1,997
	Atmos Energy Corp.	3.375%	9/15/49	2,890	2,426
	Baltimore Gas and Electric Co.	6.350%	10/1/36	1,165	1,380
	Baltimore Gas and Electric Co.	4.250%	9/15/48	26,475	25,259
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	6,612	7,527
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	4,890	5,488
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	25,641
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	41,565
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	5,000	4,801
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,730	2,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	2,300	2,254
[5]	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	31,296
[6]	Cadent Finance plc	3.125%	3/21/40	1,000	1,110
[5]	Calpine Corp.	5.125%	3/15/28	295	268
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,200	4,116
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,330	1,134
	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	2,000	1,771
	CenterPoint Energy Inc.	3.700%	9/1/49	1,244	1,043
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,615	2,418
[6]	Centrica plc	7.000%	9/19/33	400	646
[5]	Centrica plc	5.375%	10/16/43	3,800	4,027
	CMS Energy Corp.	4.875%	3/1/44	1,902	1,896
[5]	Comision Federal de Electricidad	3.875%	7/26/33	570	456
	Comision Federal de Electricidad	3.875%	7/26/33	1,675	1,350
	Commonwealth Edison Co.	5.900%	3/15/36	2,370	2,714
	Commonwealth Edison Co.	3.800%	10/1/42	20,733	18,609
	Commonwealth Edison Co.	4.600%	8/15/43	15,205	15,263
	Commonwealth Edison Co.	4.700%	1/15/44	15,891	16,104
	Commonwealth Edison Co.	3.700%	3/1/45	17,765	15,781
	Commonwealth Edison Co.	4.350%	11/15/45	11,060	10,587
	Commonwealth Edison Co.	3.650%	6/15/46	11,552	10,224
	Commonwealth Edison Co.	4.000%	3/1/48	8,765	8,152
	Commonwealth Edison Co.	4.000%	3/1/49	13,485	12,505
	Commonwealth Edison Co.	3.000%	3/1/50	2,000	1,568
	Commonwealth Edison Co.	3.125%	3/15/51	2,060	1,656
	Commonwealth Edison Co.	2.750%	9/1/51	1,500	1,118
	Commonwealth Edison Co.	3.850%	3/15/52	1,500	1,373
	Connecticut Light and Power Co.	6.350%	6/1/36	14,382	16,878
	Connecticut Light and Power Co.	4.300%	4/15/44	1,390	1,343
	Connecticut Light and Power Co.	4.150%	6/1/45	17,480	16,736
	Consolidated Edison Co of New York Inc.	3.600%	6/15/61	2,195	1,767
	Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	691	719
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,947	10,995
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	12,231
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,600	11,646
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	9,303
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	852	926
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	9,545
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	7,799
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	50,016	47,441
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	5,403
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,000	5,975
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	868
	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	6,790	6,604
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	9,044	8,285
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,000	906
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	38,807	30,568
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	947	892
	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	24,438	17,556
	Consumers Energy Co.	3.250%	8/15/46	1,000	837
	Consumers Energy Co.	3.750%	2/15/50	1,944	1,748
	Consumers Energy Co.	3.100%	8/15/50	31,227	25,041
	Consumers Energy Co.	2.650%	8/15/52	19,985	14,704
	Consumers Energy Co.	2.500%	5/1/60	21,681	14,582
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	13,570
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	3,244
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	2,263
	DTE Electric Co.	4.300%	7/1/44	1,220	1,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Electric Co.	3.700%	3/15/45	2,910	2,553
	DTE Electric Co.	2.950%	3/1/50	2,235	1,756
	DTE Electric Co.	3.250%	4/1/51	2,000	1,656
	DTE Electric Co.	3.650%	3/1/52	10,715	9,529
	Duke Energy Carolinas LLC	6.100%	6/1/37	23,230	25,934
	Duke Energy Carolinas LLC	5.300%	2/15/40	8,910	9,616
	Duke Energy Carolinas LLC	4.250%	12/15/41	16,300	15,454
	Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	38,439
	Duke Energy Carolinas LLC	3.750%	6/1/45	1,643	1,439
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,000	1,815
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,500	1,313
	Duke Energy Carolinas LLC	3.200%	8/15/49	10,922	8,925
	Duke Energy Carolinas LLC	3.450%	4/15/51	13,045	11,124
	Duke Energy Carolinas LLC	3.550%	3/15/52	5,320	4,596
	Duke Energy Florida LLC	6.350%	9/15/37	758	888
	Duke Energy Florida LLC	5.650%	4/1/40	1,200	1,327
	Duke Energy Florida LLC	3.850%	11/15/42	1,466	1,305
	Duke Energy Florida LLC	3.400%	10/1/46	2,000	1,672
	Duke Energy Florida LLC	4.200%	7/15/48	1,000	955
	Duke Energy Florida LLC	3.000%	12/15/51	2,450	1,911
	Duke Energy Indiana LLC	6.120%	10/15/35	1,000	1,107
	Duke Energy Indiana LLC	6.350%	8/15/38	775	901
	Duke Energy Indiana LLC	6.450%	4/1/39	10,411	12,347
	Duke Energy Indiana LLC	4.200%	3/15/42	12,700	11,543
	Duke Energy Indiana LLC	4.900%	7/15/43	29,514	30,137
	Duke Energy Ohio Inc.	3.700%	6/15/46	10,325	9,012
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	966
	Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,110
	Duke Energy Progress LLC	4.100%	3/15/43	23,186	21,747
	Duke Energy Progress LLC	4.150%	12/1/44	29,945	27,959
	Duke Energy Progress LLC	4.200%	8/15/45	22,105	20,791
	Duke Energy Progress LLC	3.700%	10/15/46	22,000	19,645
	Duke Energy Progress LLC	3.600%	9/15/47	2,000	1,730
	Duke Energy Progress LLC	2.500%	8/15/50	1,000	714
	Duke Energy Progress LLC	2.900%	8/15/51	14,785	11,291
	Duke Energy Progress LLC	4.000%	4/1/52	7,870	7,348
[6]	DWR Cymru Financing UK plc	2.500%	3/31/36	1,200	1,372
[7]	Enel Finance International NV	0.875%	6/17/36	1,000	802
[6]	Enel Finance International NV	5.750%	9/14/40	400	611
[7]	Engie SA	1.375%	6/21/39	700	577
	Entergy Arkansas LLC	2.650%	6/15/51	2,665	1,930
	Entergy Louisiana LLC	4.000%	3/15/33	651	639
	Entergy Louisiana LLC	4.950%	1/15/45	1,046	1,052
	Entergy Louisiana LLC	4.200%	9/1/48	1,400	1,332
	Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,426
	Entergy Louisiana LLC	2.900%	3/15/51	2,800	2,152
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,112	1,023
	Evergy Kansas Central Inc.	4.625%	9/1/43	1,231	1,187
	Evergy Kansas Central Inc.	3.250%	9/1/49	8,050	6,428
	Evergy Kansas Central Inc.	3.450%	4/15/50	500	414
[5]	Exelon Corp.	4.100%	3/15/52	2,365	2,107
	FirstEnergy Corp.	4.400%	7/15/27	255	247
	FirstEnergy Corp.	2.650%	3/1/30	1,675	1,423
	FirstEnergy Corp.	3.400%	3/1/50	75	56
	Florida Power & Light Co.	5.650%	2/1/37	1,500	1,680
	Florida Power & Light Co.	5.960%	4/1/39	947	1,107
	Florida Power & Light Co.	5.690%	3/1/40	663	758
	Florida Power & Light Co.	5.250%	2/1/41	2,779	3,056

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	3.950%	3/1/48	5,859	5,545
	Florida Power & Light Co.	3.990%	3/1/49	2,890	2,749
	Florida Power & Light Co.	2.875%	12/4/51	2,000	1,566
	Georgia Power Co.	4.750%	9/1/40	33,945	32,608
	Georgia Power Co.	4.300%	3/15/42	10,641	9,704
	Georgia Power Co.	3.700%	1/30/50	17,230	14,165
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	17,978	18,645
	Kentucky Utilities Co.	5.125%	11/1/40	2,894	2,999
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	16,872
	Kentucky Utilities Co.	3.300%	6/1/50	1,900	1,537
	Louisville Gas and Electric Co.	4.250%	4/1/49	17,050	16,158
[5]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	9,539
	MidAmerican Energy Co.	5.800%	10/15/36	1,473	1,674
	MidAmerican Energy Co.	4.800%	9/15/43	27,525	28,286
	MidAmerican Energy Co.	4.250%	5/1/46	24,721	23,986
	MidAmerican Energy Co.	3.950%	8/1/47	2,000	1,859
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	15,080
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	809
	MidAmerican Energy Co.	2.700%	8/1/52	1,250	937
[5]	Monongahela Power Co.	5.400%	12/15/43	10,640	11,038
[6]	National Grid Electricity Transmission plc	2.750%	2/6/35	1,200	1,358
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,100	2,060
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	13,055	12,625
	Nevada Power Co.	6.650%	4/1/36	5,830	6,965
	Nevada Power Co.	5.375%	9/15/40	16,430	17,240
	Nevada Power Co.	5.450%	5/15/41	21,620	22,694
[5]	New England Power Co.	2.807%	10/6/50	15,615	11,130
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,360	1,016
[5]	NextEra Energy Operating Partners LP	4.500%	9/15/27	440	417
	Northern States Power Co.	6.250%	6/1/36	780	925
	Northern States Power Co.	6.200%	7/1/37	1,944	2,322
	Northern States Power Co.	5.350%	11/1/39	758	845
	Northern States Power Co.	3.400%	8/15/42	1,000	870
	Northern States Power Co.	4.000%	8/15/45	805	752
	Northern States Power Co.	3.600%	9/15/47	12,525	11,174
	Northern States Power Co.	4.200%	9/1/48	12,250	11,277
	Northern States Power Co.	2.600%	6/1/51	14,765	10,990
	NRG Energy Inc.	6.625%	1/15/27	24	24
[5]	NRG Energy Inc.	3.375%	2/15/29	750	642
	NSTAR Electric Co.	3.100%	6/1/51	1,000	797
	Ohio Power Co.	4.000%	6/1/49	734	659
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	1,899
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,103	3,368
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,120	6,393
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,908	15,513
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	3,665	3,509
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	1,306
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	255	229
[5]	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	10,080	7,570
	PacifiCorp	5.250%	6/15/35	1,232	1,297
	PacifiCorp	6.100%	8/1/36	14,920	16,764
	PacifiCorp	6.250%	10/15/37	7,772	8,921
	PacifiCorp	6.350%	7/15/38	35,944	42,121
	PacifiCorp	6.000%	1/15/39	32,206	36,821
	PacifiCorp	4.100%	2/1/42	19,700	17,979
	PacifiCorp	4.125%	1/15/49	3,437	3,163
	PacifiCorp	4.150%	2/15/50	44,530	41,031
	PacifiCorp	2.900%	6/15/52	7,299	5,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	48	45
	PECO Energy Co.	4.800%	10/15/43	10,365	10,486
	PECO Energy Co.	4.150%	10/1/44	396	373
	PECO Energy Co.	3.700%	9/15/47	15,500	13,910
	PECO Energy Co.	3.900%	3/1/48	30,240	28,120
	PECO Energy Co.	3.050%	3/15/51	16,655	13,322
[5,7]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	1,690	1,492
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.250%	10/24/42	1,500	1,345
	Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,399
	Potomac Electric Power Co.	7.900%	12/15/38	142	189
	Potomac Electric Power Co.	4.150%	3/15/43	13,575	12,813
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	11,894
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	12,943
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,183	1,239
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	11,479
	Public Service Co. of Colorado	6.250%	9/1/37	960	1,155
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	18,178
	Public Service Co. of Colorado	4.300%	3/15/44	2,761	2,644
	Public Service Co. of Colorado	3.800%	6/15/47	1,280	1,155
	Public Service Co. of Colorado	4.050%	9/15/49	34,010	32,009
	Public Service Co. of Colorado	3.200%	3/1/50	7,940	6,547
	Public Service Electric and Gas Co.	3.650%	9/1/42	21,083	18,893
	Public Service Electric and Gas Co.	3.600%	12/1/47	2,000	1,781
	Public Service Electric and Gas Co.	3.850%	5/1/49	2,890	2,680
	Public Service Electric and Gas Co.	3.200%	8/1/49	1,065	883
	Public Service Electric and Gas Co.	2.700%	5/1/50	17,600	13,265
	Public Service Electric and Gas Co.	3.000%	3/1/51	3,000	2,386
	Puget Sound Energy Inc.	6.274%	3/15/37	473	542
	Puget Sound Energy Inc.	5.757%	10/1/39	1,042	1,166
	Puget Sound Energy Inc.	5.795%	3/15/40	15,992	18,032
	Puget Sound Energy Inc.	4.300%	5/20/45	379	359
	Puget Sound Energy Inc.	4.223%	6/15/48	29,820	28,012
	Puget Sound Energy Inc.	3.250%	9/15/49	35,150	28,584
	Puget Sound Energy Inc.	2.893%	9/15/51	14,200	10,783
[3,5]	Rayburn Country Securitization LLC	3.025%	12/1/43	8,724	7,701
	San Diego Gas & Electric Co.	4.500%	8/15/40	2,000	1,970
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,000	886
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,081	1,940
	San Diego Gas & Electric Co.	2.950%	8/15/51	1,500	1,166
	San Diego Gas & Electric Co.	3.700%	3/15/52	21,475	18,816
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,091
	Southern California Edison Co.	5.625%	2/1/36	925	959
	Southern California Edison Co.	5.950%	2/1/38	11,060	11,931
	Southern California Edison Co.	4.500%	9/1/40	14,228	13,106
	Southern California Edison Co.	3.900%	12/1/41	7,660	6,487
	Southern California Edison Co.	4.050%	3/15/42	1,704	1,476
	Southern California Edison Co.	3.900%	3/15/43	21,775	18,220
	Southern California Edison Co.	4.650%	10/1/43	21,739	20,666
	Southern California Edison Co.	3.600%	2/1/45	3,837	3,049
	Southern California Edison Co.	4.000%	4/1/47	33,200	28,379
	Southern California Edison Co.	4.125%	3/1/48	36,182	31,179
	Southern California Edison Co.	4.875%	3/1/49	1,415	1,353
	Southern California Edison Co.	3.650%	2/1/50	22,870	18,350
	Southern California Edison Co.	2.950%	2/1/51	1,505	1,082
	Southern California Edison Co.	3.450%	2/1/52	23,965	18,862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Gas Co.	5.125%	11/15/40	1,870	1,942
	Southern California Gas Co.	4.125%	6/1/48	30,835	28,579
	Southern California Gas Co.	4.300%	1/15/49	15,075	14,506
	Southwestern Public Service Co.	4.500%	8/15/41	23,975	23,492
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	17,857
	Southwestern Public Service Co.	3.750%	6/15/49	1,420	1,256
	Southwestern Public Service Co.	3.150%	5/1/50	10,750	8,644
	Tampa Electric Co.	3.450%	3/15/51	2,000	1,654
	Tucson Electric Power Co.	3.250%	5/1/51	20,000	15,791
	Union Electric Co.	3.900%	9/15/42	4,326	3,910
	Union Electric Co.	4.000%	4/1/48	20,290	18,911
	Union Electric Co.	3.250%	10/1/49	2,025	1,672
	Union Electric Co.	3.900%	4/1/52	9,575	8,716
	Virginia Electric and Power Co.	6.000%	5/15/37	57,203	64,868
	Virginia Electric and Power Co.	6.350%	11/30/37	1,944	2,316
	Virginia Electric and Power Co.	4.450%	2/15/44	15,490	15,222
	Virginia Electric and Power Co.	4.200%	5/15/45	2,000	1,866
	Virginia Electric and Power Co.	4.000%	11/15/46	8,725	8,026
	Virginia Electric and Power Co.	3.800%	9/15/47	29,319	26,406
	Virginia Electric and Power Co.	4.600%	12/1/48	7,310	7,317
	Virginia Electric and Power Co.	3.300%	12/1/49	1,400	1,164
	Virginia Electric and Power Co.	2.450%	12/15/50	10,840	7,592
	Virginia Electric and Power Co.	2.950%	11/15/51	16,390	12,726
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	105	104
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	200	192
	Wisconsin Electric Power Co.	5.625%	5/15/33	521	574
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,944	1,599
	Xcel Energy Inc.	3.500%	12/1/49	1,340	1,099
					2,528,727
Total Corporate Bonds (Cost $15,065,851)					13,462,694
Floating Rate Loan Interests (0.0%)
[9,10]	AAdvantage Loyalty IP Ltd. Term Loan	—%	4/20/28	65	66
[9,10]	Bausch Health Cos. Inc. Term Loan	—%	1/27/27	80	77
[10]	McAfee LLC Term Loan, SOFR30A + 4.000%	4.500%	3/1/29	80	79
[10]	Medline Borrower LP Term Loan, 1M USD LIBOR + 3.250%	4.014%	10/23/28	215	211
Total Floating Rate Loan Interests (Cost $439)					433
Sovereign Bonds (1.3%)
[5]	CDP Financial Inc.	5.600%	11/25/39	1,500	1,828
[5]	Export-Import Bank of India	3.875%	2/1/28	960	921
[5,7]	Kingdom of Morocco	2.000%	9/30/30	2,130	1,856
[5]	Kingdom of Saudi Arabia	3.450%	2/2/61	18,130	14,458
	OMERS Finance Trust	4.000%	4/19/52	14,000	13,653
	Panama Bonos del Tesoro	3.362%	6/30/31	1,810	1,605
	Republic of Chile	2.550%	7/27/33	16,465	13,773
	Republic of Chile	3.500%	1/31/34	10,020	9,117
	Republic of Chile	3.100%	5/7/41	60,560	47,372
	Republic of Chile	4.340%	3/7/42	6,000	5,498
	Republic of Chile	3.500%	1/25/50	21,819	17,318
	Republic of Chile	3.500%	4/15/53	14,695	11,400
	Republic of Chile	3.100%	1/22/61	23,330	16,206
	Republic of Chile	3.250%	9/21/71	24,130	16,496
	Republic of Colombia	5.000%	6/15/45	200	150
	Republic of Colombia	5.200%	5/15/49	2,430	1,834
	Republic of Colombia	4.125%	5/15/51	1,200	805
[3]	Republic of Panama	4.500%	4/16/50	259	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Panama	3.870%	7/23/60	1,889	1,413
	Republic of Panama	4.500%	1/19/63	1,330	1,102
[7]	Republic of Philippines	1.750%	4/28/41	186	153
[5,7]	Romania	1.750%	7/13/30	8,600	7,156
[7]	Romania	1.750%	7/13/30	1,190	990
	State of Israel	4.500%	4/3/20	3,192	3,128
[5]	State of Qatar	4.817%	3/14/49	14,865	15,912
[5]	State of Qatar	4.400%	4/16/50	9,215	9,306
[7]	United Mexican States	3.625%	4/9/29	379	403
	United Mexican States	4.400%	2/12/52	7,300	5,842
Total Sovereign Bonds (Cost $272,489)					219,918
Taxable Municipal Bonds (9.3%)
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	41,731	49,746
	Bay Area Toll Authority Highway Revenue	6.793%	4/1/30	1,319	1,492
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	23,745	30,742
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	10,420	13,741
	Bay Area Toll Authority Highway Revenue	3.552%	4/1/54	8,595	7,316
	California GO	2.500%	10/1/29	4,500	4,178
	California GO	4.600%	4/1/38	31,195	32,543
	California GO	7.550%	4/1/39	7,255	10,061
	California GO	7.300%	10/1/39	37,286	49,274
	California GO	7.600%	11/1/40	56,685	79,830
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/41	3,830	3,676
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,136	1,553
	California State University College & University Revenue	2.975%	11/1/51	27,825	22,503
	California State University College & University Revenue	2.719%	11/1/52	10,925	8,525
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	11,525	11,905
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	43,340	53,391
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	9,620	11,851
[11]	Commonwealth Financing Authority Appropriations Revenue	5.197%	6/1/26	2,417	2,490
	Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	17,060	16,561
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	19,285	18,315
	Commonwealth of Massachusetts GO	2.514%	7/1/41	5,570	4,433
	Commonwealth of Massachusetts GO	2.813%	9/1/43	40,910	33,326
	Commonwealth of Massachusetts GO	2.900%	9/1/49	6,540	5,278
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	189	237
	Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	25,470	18,609
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	16,740	13,523
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	2,160	2,050
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,944	1,978
	Duke University College & University Revenue	5.850%	4/1/37	29,490	36,347
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	912	1,119
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	329	411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	1,055	914
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	26,160	21,905
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,420	1,603
	Houston TX GO	6.290%	3/1/32	1,842	2,070
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	10,330	12,099
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,417	2,519
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	20,480	21,600
[12]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	11,710	9,050
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,944	2,129
	Los Angeles CA Unified School District GO	6.758%	7/1/34	27,775	33,333
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	15,020	17,055
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.716%	7/1/39	379	448
	Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	1,849	2,544
	Los Angeles Department of Water Revenue	6.008%	7/1/39	1,136	1,321
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	16,390	13,944
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	3,833	4,549
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	50,780	69,113
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	210	236
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	750	913
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	4,650	4,988
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	3,230	2,851
	Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/47	8,310	7,005
[13]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	6,570	7,492
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	44,030	35,855
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	947	1,286
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	37,862	50,048
	New York City Municipal Water Finance Authority Revenue	5.952%	6/15/42	18,114	22,611
	New York City Municipal Water Finance Authority Revenue	6.011%	6/15/42	6,843	8,597
	New York City Municipal Water Finance Authority Revenue	5.882%	6/15/44	32,580	40,864
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	2,859	3,209
	New York City Water & Sewer System Water Revenue	5.724%	6/15/42	12,711	15,507
	New York NY GO	5.590%	3/1/35	947	1,071
	New York NY GO	6.271%	12/1/37	550	648
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	7,288	7,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	8,465	7,282
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	15,919	17,696
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	215
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	7,295	6,194
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	10,945	9,783
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	21,250	20,704
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	22,942	31,618
	Ohio State University College & University Revenue	4.910%	6/1/40	12,300	13,734
	Ohio State University College & University Revenue	4.800%	6/1/11	17,635	17,971
[14]	Oregon School Boards Assn. GO	4.759%	6/30/28	857	877
	Permanent University Fund - University of Texas System College & University Revenue	5.262%	7/1/39	11,500	12,944
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	2,038	2,299
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	15,253	17,723
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	10,176	11,823
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	25,005	27,668
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	42,960	43,574
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	31,474	24,576
	Sacramento Municipal Utility District Electric Power & Light Revenue	6.156%	5/15/36	857	1,037
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.587%	1/1/43	36,460	32,490
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	4.787%	1/1/48	4,990	5,088
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	25,400	21,434
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	15,560	15,697
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	10,450	12,560
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,326	1,363
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	757	800
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,326	1,795
[11]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/50	28,850	23,915
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	408	441
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	4,150	3,757
	University of California College & University Revenue	4.601%	5/15/31	2,141	2,222
	University of California College & University Revenue	2.147%	5/15/33	5,000	4,144
	University of California College & University Revenue	5.770%	5/15/43	473	553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	3.931%	5/15/45	17,840	17,075
	University of California College & University Revenue	4.858%	5/15/12	32,223	32,350
	University of California College & University Revenue	4.767%	5/15/15	14,875	14,568
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	8,918	11,493
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	852	1,097
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	28,170	22,205
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	9,255	9,274
	University of Michigan College & University Revenue	3.599%	4/1/47	20,540	19,238
	University of Michigan College & University Revenue	3.504%	4/1/52	6,765	6,108
	University of Minnesota College & University Revenue	4.048%	4/1/52	14,000	13,643
	University of North Carolina at Chapel Hill College & University Revenue	3.327%	12/1/36	6,730	6,311
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	8,915	10,054
	University of Virginia College & University Revenue	2.256%	9/1/50	15,280	10,819
	University of Virginia College & University Revenue	3.227%	9/1/19	35,640	24,864
	Washington GO	5.481%	8/1/39	852	970
[11]	Wisconsin Appropriations Revenue	5.700%	5/1/26	1,557	1,642
	Wisconsin Appropriations Revenue	3.954%	5/1/36	3,364	3,351
Total Taxable Municipal Bonds (Cost $1,562,195)					1,573,153
				Shares
Temporary Cash Investments (3.4%)
Money Market Fund (0.6%)
[15]	Vanguard Market Liquidity Fund	0.409%		1,053,468	105,336
			Maturity Date	Face Amount ($000)
Repurchase Agreements (2.8%)
	Bank of America Securities, LLC (Dated 4/29/22, Repurchase Value $30,201,000, collateralized by Ginnie Mae 4.500%, 8/20/51, with a value of $30,804,000)	0.300%	5/2/22	30,200	30,200
	Barclays Capital Inc. (Dated 4/29/22, Repurchase Value $67,202,000, collateralized by U.S. Treasury Note/Bond 3.000%, 2/15/48, with a value of $68,544,000)	0.300%	5/2/22	67,200	67,200
	Citigroup Global Markets Inc. (Dated 4/29/22, Repurchase Value $238,406,000, collateralized by U.S. Treasury Bill 0.000%, 7/21/2022–8/16/2022, with a value of $243,168,000)	0.300%	5/2/22	238,400	238,400

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
RBC Capital Markets LLC (Dated 4/29/22, Repurchase Value $133,103,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.675%–3.375%, 4/15/23–4/15/32, with a value of $135,762,000)	0.300%	5/2/22	133,100	133,100
				468,900
Total Temporary Cash Investments (Cost $574,231)				574,236
Total Investments (99.4%) (Cost $18,678,592)				16,876,176
Other Assets and Liabilities—Net (0.6%)				97,010
Net Assets (100%)				16,973,186
Cost is in $000.
1	Securities with a value of $14,269,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $55,019,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $1,109,908,000, representing 6.5% of net assets.
6	Face amount denominated in British pounds.
7	Face amount denominated in euro.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2022.
9	Represents an unsettled loan as of April 30, 2022. The coupon rate is not known until the settlement date.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
12	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	June 2022	4,340	610,584	(49,758)
2-Year U.S. Treasury Note	June 2022	14	2,951	(3)
5-Year U.S. Treasury Note	June 2022	122	13,746	(85)
Ultra 10-Year U.S. Treasury Note	June 2022	600	77,400	(4,088)
				(53,934)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2022	(80)	(9,533)	—
2-Year U.S. Treasury Note	June 2022	(429)	(90,439)	304
5-Year U.S. Treasury Note	June 2022	(191)	(21,520)	214
Euro-Bobl	June 2022	(5)	(671)	29
Euro-BTP	June 2022	(13)	(1,788)	183
Euro-Bund	June 2022	(80)	(12,962)	970
Euro-Buxl	June 2022	(28)	(5,051)	782
Long Gilt	June 2022	(87)	(12,957)	488
Long U.S. Treasury Bond	June 2022	(349)	(49,100)	(4)
Ultra 10-Year U.S. Treasury Note	June 2022	(1,370)	(176,730)	14,194
Ultra Long U.S. Treasury Bond	June 2022	(389)	(62,410)	509
				17,669
				(36,265)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	6/15/22	EUR	308	USD	335	—	(10)
Royal Bank of Canada	6/15/22	EUR	309	USD	326	—	—
State Street Bank & Trust Co.	6/15/22	EUR	299	USD	326	—	(9)
Bank of America, N.A.	6/15/22	EUR	241	USD	255	—	—
Toronto-Dominion Bank	6/15/22	EUR	194	USD	208	—	(3)
Bank of New York	6/15/22	GBP	539	USD	700	—	(22)
Royal Bank of Canada	6/15/22	USD	111	AUD	149	5	—
State Street Bank & Trust Co.	6/15/22	USD	55	AUD	73	3	—
Royal Bank of Canada	6/15/22	USD	18,028	EUR	16,602	474	—
State Street Bank & Trust Co.	6/15/22	USD	8,896	EUR	8,177	250	—
Bank of America, N.A.	6/15/22	USD	231	EUR	216	3	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	192	EUR	177	5	—
State Street Bank & Trust Co.	6/15/22	USD	10,959	GBP	8,427	362	—
State Street Bank & Trust Co.	6/15/22	USD	651	GBP	519	—	(1)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	6/15/22	USD	4	JPY	447	—	—
State Street Bank & Trust Co.	6/15/22	USD	—	MXN	4	—	—
						1,102	(45)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	6/22/27	USD	1,653,750	1.000	14,667	(8,531)

Credit Protection Purchased
CDX-NA-HY-S37-V1	12/22/26	USD	1,150	(5.000)	(37)	71
					14,630	(8,460)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A1	6/22/27	MSCS	5,890	1.000	(5)	70	—	(75)
1	Periodic premium received/paid quarterly.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $641,000 and cash of $530,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/17/24	6/15/22	2,100	1.750[2]	(0.000)[3]	(46)	(43)
6/16/25	6/15/22	4,700	1.750[2]	(0.000)[3]	(151)	(139)
6/15/27	6/15/22	5,900	1.750[2]	(0.000)[3]	(281)	(250)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date[1]	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/15/29	6/15/22	5,700	1.750[2]	(0.000)[3]	(357)	(282)
6/15/32	6/15/22	14,100	1.750[2]	(0.000)[3]	(1,192)	(951)
6/15/37	6/15/22	89,100	2.000[2]	(0.000)[3]	(7,776)	(8,522)
6/16/42	6/15/22	42,700	0.000[3]	(1.750)[2]	5,986	4,693
6/17/52	6/15/22	26,200	1.750[2]	(0.000)[3]	(3,889)	(2,848)
					(7,706)	(8,342)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Interest payment received/paid annually.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid annually.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
The fund had no open swaption contracts at April 30, 2022.
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
H. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,003,080	—	1,003,080
Asset-Backed/Commercial Mortgage-Backed Securities	—	42,662	—	42,662
Corporate Bonds	—	13,462,694	—	13,462,694
Floating Rate Loan Interests	—	433	—	433
Sovereign Bonds	—	219,918	—	219,918
Taxable Municipal Bonds	—	1,573,153	—	1,573,153
Temporary Cash Investments	105,336	468,900	—	574,236
Total	105,336	16,770,840	—	16,876,176
Derivative Financial Instruments
Assets
Futures Contracts[1]	17,673	—	—	17,673
Forward Currency Contracts	—	1,102	—	1,102
Swap Contracts	4,764[1]	—	—	4,764
Total	22,437	1,102	—	23,539
Liabilities
Futures Contracts[1]	53,938	—	—	53,938
Forward Currency Contracts	—	45	—	45
Swap Contracts	21,566[1]	75	—	21,641
Total	75,504	120	—	75,624
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.